Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	25 Months Ended	26 Months Ended	56 Months Ended	60 Months Ended	104 Months Ended	113 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000091284
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%					6.09%			2.78%
C000091285
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%					5.85%			2.41%
C000023002
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%					(0.83%)			0.77%
C000023004
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%					(1.03%)			0.42%
C000023007
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%					5.02%			3.67%
C000023009
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%					4.78%			3.30%
C000023012
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%					0.20%			1.45%
C000023014
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%					(0.03%)			1.10%
C000240916
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%			6.56%
C000242678
Average Annual Return [Line Items]
Average Annual Return, Percent	4.54%	7.78%
C000121358
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%					1.91%			1.43%
C000121359
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%					1.65%			1.08%
C000119020
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%					3.99%			2.79%
C000119021
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%					3.76%			2.43%
Without Sales Load [Member] | C000091284
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%					6.65%			3.04%
Without Sales Load [Member] | C000091285
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%					5.85%			2.41%
Without Sales Load [Member] | C000091286
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%					6.94%			3.32%
Without Sales Load [Member] | C000091287
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%					6.39%			2.79%
Without Sales Load [Member] | C000091288
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%					6.93%			3.30%
Without Sales Load [Member] | C000023002
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%					(0.33%)			1.02%
Without Sales Load [Member] | C000023004
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%					(1.03%)			0.42%
Without Sales Load [Member] | C000023005
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%					0.01%			1.34%
Without Sales Load [Member] | C000122009
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%				(0.15%)
Without Sales Load [Member] | C000057275
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%					(0.04%)			1.29%
Without Sales Load [Member] | C000023007
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%					5.56%			3.93%
Without Sales Load [Member] | C000023009
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%					4.78%			3.30%
Without Sales Load [Member] | C000069597
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%					5.91%			4.28%
Without Sales Load [Member] | C000139707
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%					5.28%			3.67%
Without Sales Load [Member] | C000172347
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%					6.00%	4.49%
Without Sales Load [Member] | C000103051
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%					5.84%			4.20%
Without Sales Load [Member] | C000023012
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%					0.71%			1.71%
Without Sales Load [Member] | C000023014
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%					(0.03%)			1.10%
Without Sales Load [Member] | C000023015
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%					1.07%			2.05%
Without Sales Load [Member] | C000023011
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%					0.46%			1.46%
Without Sales Load [Member] | C000122010
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%					1.12%			2.11%
Without Sales Load [Member] | C000057276
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%					0.96%			1.96%
Without Sales Load [Member] | C000240916
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%			7.85%
Without Sales Load [Member] | C000242678
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	7.78%
Without Sales Load [Member] | C000240914
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%			8.12%
Without Sales Load [Member] | C000240915
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%			8.13%
Without Sales Load [Member] | C000121358
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%					2.42%			1.69%
Without Sales Load [Member] | C000121359
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%					1.65%			1.08%
Without Sales Load [Member] | C000121360
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%					2.71%			1.97%
Without Sales Load [Member] | C000121361
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%					2.18%			1.47%
Without Sales Load [Member] | C000129860
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%					2.75%			2.01%
Without Sales Load [Member] | C000121362
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%					2.67%			1.96%
Without Sales Load [Member] | C000119020
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%					4.51%			3.05%
Without Sales Load [Member] | C000119021
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%					3.76%			2.43%
Without Sales Load [Member] | C000119022
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%					4.78%			3.40%
Without Sales Load [Member] | C000119023
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%					4.28%			2.81%
Without Sales Load [Member] | C000159021
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%					4.84%		3.55%
Without Sales Load [Member] | C000119024
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%					4.79%			3.29%
Without Sales Load [Member] | C000240817
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%		9.09%